UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Diana J. Kenneally US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6406

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

May 31, 2006

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	COLLEGE AND UNIVERSITY LOANS (90.5%)
	——— ALABAMA ———
$1,285	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$881
1,555	Auburn University	3.000	12/01/2018	9.16	1,080
90	Huntingdon College	3.000	10/01/2008	10.60	82
645	University of Alabama in Birmingham	3.000	11/01/2008	7.97	607
	——— CALIFORNIA ———
134	Azusa Pacific University	3.750	04/01/2015	10.88	99
250	California Polytechnic State University	3.000	11/01/2007	10.05	237
50	California State University	3.000	11/01/2006	8.75	49
745	California State University	3.000	11/01/2013	8.93	608
1,958	California State University	3.000	11/01/2019	8.99	1,386
339	Lassen Junior College District	3.000	04/01/2020	10.27	220
208	Occidental College	3.000	10/01/2019	10.41	136
125	San Diego State University	3.000	11/01/2006	10.04	123
1,120	University Student Co-Operative Association	3.000	04/01/2019	10.70	724
150	West Valley College	3.000	04/01/2009	10.50	132
	——— COLORADO ———
300	Regis College (Denver)	3.000	11/01/2012	10.47	240
	——— DELAWARE ———
117	Wesley College	3.375	05/01/2013	10.88	93
170	University of Delaware	3.000	11/01/2006	9.08	167
474	University of Delaware	3.000	12/01/2018	8.81	333
	——— FLORIDA ———
125	Embry-Riddle Aeronautical University	3.000	09/01/2007	10.64	117
80	Florida Institute of Technology	3.000	11/01/2009	10.53	71
130	University of Central Florida	3.000	10/01/2007	10.08	123
1,305	University of Florida	3.000	07/01/2014	10.15	953
	——— GEORGIA ———
101	Emmanuel College	3.000	11/01/2013	10.45	78
105	LaGrange College	3.000	03/01/2009	11.06	91
287	Mercer University	3.000	05/01/2014	10.58	219
390	Morehouse College	3.000	07/01/2010	10.50	314
646	Paine College	3.000	10/01/2016	10.45	459
	——— ILLINOIS ———
525	Concordia College	3.000	05/01/2019	10.65	341
840	Sangamon State University	3.000	11/01/2018	10.12	585
	——— INDIANA ———
158	Taylor University	3.000	10/01/2012	10.50	126
501	Taylor University	3.000	10/01/2013	10.49	389
2,930	Vincennes University	3.000	06/01/2023	9.02	1,843

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	——— IOWA ———
$204	Simpson College	3.000	07/01/2016	10.58	$138
	——— KANSAS ———
40	Fort Hays State University	3.000	10/01/2007	10.08	38
	——— KENTUCKY ———
165	Georgetown College	3.000	12/01/2008	10.04	145
355	Georgetown College	3.000	12/01/2009	10.05	302
66	Spalding University	3.000	09/01/2007	10.66	63
222	Transylvania University	3.000	11/01/2010	10.51	190
	——— LOUISIANA ———
38	Dillard University	3.000	04/01/2008	11.09	35
15	Louisiana State University	3.000	07/01/2006	8.87	15
	——— MARYLAND ———
185	Hood College	3.625	11/01/2014	10.54	144
1,382	Morgan State University	3.000	11/01/2014	10.56	1,038
	——— MASSACHUSETTS ———
212	Hampshire College	3.000	07/01/2013	10.75	159
788	Hampshire College	3.000	02/01/2014	10.70	583
142	Brandeis University	3.000	11/01/2011	10.64	117
610	College of the Holy Cross	3.625	10/01/2013	10.60	489
110	College of the Holy Cross	3.000	10/01/2006	10.63	107
2,147	Northeastern University	3.000	05/01/2018	10.53	1,461
248	Springfield College	3.500	05/01/2013	10.67	199
1,813	Tufts University	3.000	10/01/2021	10.39	1,134
465	Wheaton College	3.500	04/01/2013	10.70	364
12	Wheelock College	3.000	05/01/2011	10.23	10
	——— MICHIGAN ———
48	Albion College	3.000	10/01/2009	10.56	41
	——— MINNESOTA ———
222	College of Saint Thomas	3.000	11/01/2009	10.53	196
435	College of Santa Fe	3.000	10/01/2018	10.43	297
330	MacAlester College	3.000	05/01/2020	10.46	215
	——— MISSISSIPPI ———
1,019	Hinds Junior College	3.000	04/01/2013	10.42	810
456	Millsaps College	3.000	11/01/2021	10.34	288
1,165	Mississippi State University	3.000	12/01/2020	9.64	753
	——— MISSOURI ———
125	Central Missouri State University	3.000	07/01/2007	10.18	110
176	Drury College	3.000	04/01/2015	10.63	131
216	Drury College	3.000	10/01/2010	10.75	183
71	Southeast Missouri State University	3.000	04/01/2007	10.58	67

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	——— MONTANA ———
$208	Carroll College	3.750	06/01/2014	10.46	$154
115	Carroll College	3.000	06/01/2018	10.15	77
	——— NEW HAMPSHIRE ———
102	New England College	3.000	04/01/2016	10.77	71
	——— NEW JERSEY ———
1,190	Fairleigh Dickinson University	3.000	11/01/2017	10.39	826
395	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	296
1,115	Rider College	3.625	11/01/2013	10.42	887
297	Rider College	3.000	05/01/2017	10.70	204
450	Rutgers, The State University	3.750	05/01/2016	9.19	350
	——— NEW YORK ———
705	College of Saint Rose	3.000	05/01/2022	10.43	435
400	Daemen College	3.000	04/01/2016	10.77	280
267	Dowling College	3.000	10/01/2010	10.75	227
749	D’Youville College	3.000	04/01/2018	10.90	495
1,089	Hofstra University	3.000	11/01/2012	10.61	869
281	Long Island University	3.000	11/01/2009	10.69	247
325	Long Island University	3.625	06/01/2014	10.49	239
504	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	409
212	Utica College	3.000	11/01/2009	10.53	187
	——— NORTH CAROLINA ———
88	Catawba College	3.000	12/01/2009	10.27	75
270	Elizabeth City State University	3.000	10/01/2017	10.02	191
306	Saint Mary’s College	3.000	06/01/2020	10.14	195
145	University of North Carolina	3.000	01/01/2008	9.50	133
5	University of North Carolina	3.000	01/01/2007	9.50	5
	——— OHIO ———
31	Rio Grande College	3.000	03/30/2009	10.93	27
133	University of Steubenville	3.125	04/01/2010	10.98	112
480	Wittenberg University	3.000	05/01/2015	10.76	347
170	Wittenberg University	3.000	11/01/2017	10.39	118
15	Wooster Business College	3.000	03/30/2009	10.88	13
	——— OKLAHOMA ———
305	Cameron University	3.000	04/01/2007	10.16	288
	——— OREGON ———
547	George Fox College	3.000	07/01/2018	10.64	365
59	Linfield College	3.000	10/01/2017	10.44	41

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	——— PENNSYLVANIA ———
$348	Albright College	3.000	11/01/2015	10.23	$263
90	Carnegie-Mellon University	3.000	05/01/2009	10.73	79
695	Carnegie-Mellon University	3.000	11/01/2017	10.51	481
720	Drexel University	3.500	05/01/2014	10.53	556
380	Gannon University	3.000	11/01/2011	10.49	314
158	Gannon University	3.000	12/01/2022	10.13	95
145	Lycoming College	3.625	05/01/2014	10.64	111
205	Lycoming College	3.750	05/01/2015	10.62	154
130	Moravian College	3.375	11/01/2012	10.52	105
1,822	Philadelphia College of Art	3.000	01/01/2022	10.62	1,086
355	Saint Vincent College	3.500	05/01/2013	10.86	277
218	Seton Hill College	3.625	11/01/2014	10.53	168
835	Villanova University	3.000	04/01/2019	10.70	540
262	York Hospital	3.000	05/01/2020	10.64	168
	——— SOUTH CAROLINA ———
84	Benedict College	3.000	11/01/2006	10.61	82
1,389	Benedict College	3.000	11/01/2020	10.36	895
252	Morris College	3.000	11/01/2009	10.53	222
	——— TENNESSEE ———
213	Cumberland University	3.000	08/01/2017	10.52	140
143	Hiwassee College	3.000	09/15/2018	10.58	95
	——— TEXAS ———
230	Houston Tillotson College	3.500	04/01/2014	10.90	174
138	Southern Methodist University	3.000	10/01/2007	10.61	130
1,570	Southwest Texas State University	3.000	10/01/2015	9.51	1,190
1,107	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	917
211	Texas A & I University	3.000	07/01/2009	9.57	180
280	Texas Southern University	3.500	04/01/2013	10.45	220
491	University of Saint Thomas	3.000	10/01/2019	10.41	322
	——— VERMONT ———
90	Champlain College	3.000	12/01/2013	10.19	68
1,089	Saint Michael’s College	3.000	05/01/2013	10.60	856
110	Vermont State College	3.000	06/01/2008	9.02	97
149	Vermont State College	3.000	07/01/2014	9.30	113
	——— VIRGINIA ———
545	James Madison University	3.000	06/01/2009	10.49	455
308	Lynchburg College	3.750	05/01/2015	10.64	235
450	Lynchburg College	3.000	05/01/2018	10.68	305
208	Mary Baldwin College	3.375	05/01/2012	10.68	169
405	Marymount University	3.000	05/01/2016	10.52	287
2,149	Norfolk State University	3.000	12/01/2021	9.77	1,345

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

$120	Randolph-Macon College	3.000	05/01/2010	10.72	$104
302	Saint Paul’s College	3.000	11/01/2014	10.56	227
1,157	Virginia Commonwealth University	3.000	06/01/2011	10.01	921
126	Virginia Wesleyan College	3.000	11/01/2009	10.54	113
94	Virginia Wesleyan College	3.000	11/01/2010	10.51	80
	——— WASHINGTON ———
174	Seattle University	3.000	11/01/2008	10.55	159
	——— WEST VIRGINIA ———
166	Bethany College	3.375	11/01/2012	10.54	137
200	Bethany College	3.000	11/01/2017	10.40	139
285	Bethany College	3.000	11/01/2012	10.40	228
20	Wheeling College	3.000	11/01/2007	10.59	19
	——— WISCONSIN ———
274	Carroll College	3.750	03/01/2015	10.93	203
375	Marian College	3.000	10/01/2016	10.45	266
44	Saint Norbert College	3.000	04/01/2007	11.10	41
	——— DISTRICT OF COLUMBIA ———
2,175	Georgetown University	3.000	11/01/2020	10.36	1,406
5,665	Georgetown University	4.000	11/01/2020	10.52	3,882
	——— PUERTO RICO ———
24	Inter American University of Puerto Rico	3.000	09/01/2007	10.66	23
1,594	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	1,081
789	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	640
73,836	Total College and University Loans				53,454

	Allowance for Loan Losses				1,232

	Net Loans of the Trust				52,222

	INVESTMENT AGREEMENTS (9.5%)
1,271	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	1,271
4,222	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	4,222
5,493	Total Investment Agreements				5,493
$79,329	Total Investments (100.0)%				$57,715

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

(a)   Not applicable to the registrant.

(b)   Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)     Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)     Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

3)     Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

4)     GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ Diana J. Kenneally Assistant Vice President

Date	November 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Diana J. Kenneally Assistant Vice President

Date	November 3, 2006

* Print the name and title of each signing officer under his or her signature.